UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: June 30, 2011
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California August 5, 2011

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		$32,945
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     2042 25556.000SH       SOLE                25556.000
*** SCHLUMBERGER LTD           COM              806857108     1533 17748.000SH       SOLE                17748.000
ACCENTURE PLC.                 COM              G1151C101     1222 20225.000SH       SOLE                20225.000
CERNER CORP                    COM              156782104     2500 40910.000SH       SOLE                40910.000
CHEVRON CORP                   COM              166764100     1203 11699.000SH       SOLE                11699.000
CISCO SYS INC                  COM              17275r102      532 34076.000SH       SOLE                34076.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1934 26368.000SH       SOLE                26368.000
CONOCOPHILLIPS                 COM              20825c104     1080 14368.000SH       SOLE                14368.000
EMC CORP                       COM              268648102     1680 60987.000SH       SOLE                60987.000
EXXON MOBIL CORP               COM              30231g102     1452 17836.995SH       SOLE                17836.995
FACTSET RESEARCH SYSTEM        COM              303075105     1535 15003.000SH       SOLE                15003.000
FLOWSERVE CP                   COM              34354P105      989 8999.000 SH       SOLE                 8999.000
HANSENS NATURAL CORP           COM              411310105     1383 17081.000SH       SOLE                17081.000
INTEL CORP                     COM              458140100      368 16584.000SH       SOLE                16584.000
JOHNSON & JOHNSON              COM              478160104     1171 17608.000SH       SOLE                17608.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1710 17665.000SH       SOLE                17665.000
MICROSOFT CORP                 COM              594918104      860 33075.000SH       SOLE                33075.000
P G & E CORPORATION            COM              69331c108      281 6675.000 SH       SOLE                 6675.000
PRUDENTIAL FINANCIAL INC       COM              744320102     1037 16306.000SH       SOLE                16306.000
RESMED INC.                    COM              761152107      874 28250.000SH       SOLE                28250.000
STERICYLE, INC.                COM              858912108     1489 16706.000SH       SOLE                16706.000
STRYKER CORP                   COM              863667101     1135 19341.000SH       SOLE                19341.000
TARGET CORP                    COM              87612e106      979 20869.000SH       SOLE                20869.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1457 20813.000SH       SOLE                20813.000
WATERS CORP                    COM              941848103     2041 21316.000SH       SOLE                21316.000
WHOLE FOODS MKT INC            COM              966837106      458 7225.000 SH       SOLE                 7225.000